Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value

Assets measured at fair value are summarized below.

Fair Value Measurements at December 31, 2015 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$40,937	$—
Obligations of states and political subdivisions	—	92,152	—
Mortgage-backed securities in government sponsored entities	—	62,573	—
Equity securities in financial institutions	—	587	—
Fair value swap asset	—	1,962	—

Liabilities:

Fair value swap liability	—	1,962	—

Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$759
Other Real Estate Owned	—	—	109

Fair Value Measurements at December 31, 2014 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$42,902	$—
Obligations of states and political subdivisions	—	88,021	—
Mortgage-backed securities in government sponsored entities	—	66,442	—
Equity securities in financial institutions	—	540	—
Fair value swap asset	—	1,721	—

Liabilities:

Fair value swap liability	—	1,721	—

Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$2,690
Other Real Estate Owned	—	—	550

Quantitative Information about Level 3 Fair Value Measurements

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2015 and 2014.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
December 31, 2015
Impaired loans	$759	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%

			Liquidation expense	0% - 10%	10%

			Holding period	0 - 30 months	17 months

Other real estate owned	$109	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%

			Liquidation expense	0% - 10%	10%

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
December 31, 2014
Impaired loans	$2,690	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%

			Liquidation expense	0% - 10%	10%

			Holding period	0 - 30 months	16 months

Other real estate owned	$550	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%

			Liquidation expense	0% - 10%	10%

Carrying Amount and Fair Values of Financial Instruments

The carrying amount and fair value of financial instruments were as follows:

	Carrying	Total
	Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2015
Financial Assets:
Cash and due from financial institutions	$35,561	$35,561	$35,561	$—	$—
Securities available for sale	196,249	196,249	—	196,249	—
Loans, held for sale	2,698	2,698	2,698	—	—
Loans, net of allowance for loan losses	987,166	986,848	—	—	986,848
Other securities	13,452	13,452	13,452	—	—
Bank owned life insurance	20,104	20,104	20,104	—	—
Accrued interest receivable	3,902	3,902	3,902	—	—
Swap asset	1,962	1,962	—	1,962	—

Financial Liabilities:
Nonmaturing deposits	840,984	840,984	840,984	—	—
Time deposits	211,049	212,006	—	—	212,006
Short-term FHLB advances	53,700	52,906	52,906	—	—
Long-term FHLB advances	17,500	17,687	—	—	17,687
Securities sold under agreement to repurchase	25,040	25,040	25,040	—	—
Subordinated debentures	29,427	25,572	—	—	25,572
Accrued interest payable	120	120	120	—	—
Swap liability	1,962	1,962	—	1,962	—

	Carrying	Total
	Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2014
Financial Assets:
Cash and due from financial institutions	$29,858	$29,858	$29,858	$—	$—
Securities available for sale	197,905	197,905	—	197,905	—
Loans, held for sale	2,410	2,410	2,410	—	—
Loans, net of allowance for loan losses	900,589	908,118	—	—	908,118
Other securities	12,586	12,586	12,586	—	—
Bank owned life insurance	19,637	19,637	19,637	—	—
Accrued interest receivable	3,852	3,852	3,852	—	—
Swap asset	1,721	1,721	—	1,721	—

Financial Liabilities:
Nonmaturing deposits	748,948	748,948	748,948	—	—
Time deposits	219,970	221,263	—	—	221,263
Short-term FHLB advances	42,700	42,700	42,700	—	—
Long-term FHLB advances	22,500	22,699	—	—	22,699
Securities sold under agreement to repurchase	21,613	21,613	21,613	—	—
Subordinated debentures	29,427	24,688	—	—	24,688
Accrued interest payable	126	126	126	—	—
Swap liability	1,721	1,721	—	1,721	—